RELATED PARTY DISCLOSURES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY DISCLOSURES
Sales	$ 1,011	$ 458
Purchases	247	130
Accounts receivable	70	26
Accounts payable and accrued liabilities	17	16
Compensation of Key Management Personnel
Salaries and other short-term benefits	8	9
Pension and other post-retirement benefits	3	3
Share-based compensation	47	(9)
Total	58	3
Parachem Chemicals Inc
RELATED PARTY DISCLOSURES
Sales	343	173
Petroles Cadeko Inc.
RELATED PARTY DISCLOSURES
Sales	$ 411	$ 93